Warrant Liabilities - Schedule of Warrants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Warrant Liability [Roll Forward]
As of December 31, 2021	$ 143,237
Warrants issued	37,037
Change in fair value of financial instruments	(47,000)
Write-off of deferred costs	203
Settlements	(337)
Reclassification to equity	(124,805)
As of December 31, 2022	8,335
Liberty Warrants and Liberty Advisory Fee Warrant
Warrant Liability [Roll Forward]
As of December 31, 2021	0
Warrants issued	30,853
Change in fair value of financial instruments	(24,662)
Write-off of deferred costs	0
Settlements	0
Reclassification to equity	0
As of December 31, 2022	6,191
PIPE Warrant
Warrant Liability [Roll Forward]
As of December 31, 2021	0
Warrants issued	1,312
Change in fair value of financial instruments	(1,001)
Write-off of deferred costs	0
Settlements	0
Reclassification to equity	0
As of December 31, 2022	311
Columbia Warrant
Warrant Liability [Roll Forward]
As of December 31, 2021	143,237
Warrants issued	0
Change in fair value of financial instruments	(18,635)
Write-off of deferred costs	203
Settlements	0
Reclassification to equity	(124,805)
As of December 31, 2022	0
$8.63 Warrants
Warrant Liability [Roll Forward]
As of December 31, 2021	0
Warrants issued	4,872
Change in fair value of financial instruments	(2,702)
Write-off of deferred costs	0
Settlements	(337)
Reclassification to equity	0
As of December 31, 2022	$ 1,833